Significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2019
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years